Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows, Balance Sheets (Details) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Balance Sheet and Cash Flow Supplemental Disclosures [Abstract]
Accrued compensation	$ 8,762,000	$ 19,581,000
Accrued interest	84,796,000	55,170,000
Other	2,146,000	1,147,000
Other accrued liabilities	95,704,000	75,898,000
Restricted cash	4,000,000	4,000,000
Net Outstanding Checks	$ 0	$ 54,000,000